CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities:
Net income (loss)	$ (40,268)	$ (8,312)	$ (3,585)	$ (11,561)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Unrealized (gain) loss on commodity derivative instruments	(7,051)	(370)	(8,122)	13,134
Depletion, depreciation and accretion	19,863	9,177	24,237	10,827
Stock-based compensation	1,408	0	179	0
Amortization of debt issuance costs	496	364	744	316
Loss on extinguishment of debt	21,722	3,839	3,839	359
Loss on the sale of assets			123	0
Deferred income taxes	5,932	(4,595)	(3,508)	(1,587)
Change in Fair Value of earn out liability	1,694	0
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable	1,539	(4,371)	(562)	(1,534)
Other current assets	(740)	(801)	149	(126)
Other assets	(274)	1,097	1,319	(1,097)
Accounts payable	7,842	(830)	(836)	327
Accrued liabilities and other liabilities	(5,461)	833	(400)	389
Net cash provided by (used in) operating activities	6,702	(3,969)	13,577	9,447
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments	(36,836)	(115,003)	(115,342)	(30,392)
Acquisition of PHX, net of cash	0	(192,782)	(194,616)	0
Net cash provided by (used in) investing activities	(39,718)	(307,785)	(309,958)	(30,392)
Internalization, net of cash	(2,882)	0
Cash flows from financing activities:
Proceeds from Senior Notes	0	186,000	186,000	65,000
Repayment of Senior Notes	(187,410)	(3,250)	(13,300)	0
Repayment of Term Loan			0	(20,000)
Deferred financing costs	(8,222)	(5,712)	(5,807)	(2,333)
Proceeds from the issuance of common stock, net	214,389	105,805	169,737	9,613
Common stock redemptions	(854)	(140)	(267)	(436)
Dividends paid to common stock	(4,662)	(4,393)	(12,468)	(8,041)
Net cash provided by (used in) financing activities	17,256	319,380	320,040	22,061
Proceeds from the issuance of common stock, net	214,389	105,805	169,737	9,613
Dividend equivalent rights paid	(52)	0
Net increase (decrease) in cash and cash equivalents	(15,760)	7,626	23,659	1,116
Cash and cash equivalents, beginning of period	28,989	5,330	5,330	4,214
Cash and cash equivalents, end of period	13,229	12,956	28,989	5,330
Supplemental disclosure of cash flow information:
Cash paid for interest	10,954	5,915	19,117	3,780
Cash paid for income taxes	1,898	0	745	877
Non-cash investing and financing activities:
Dividends paid to common stock holders through common stock issuances pursuant to dividend reimbursement plan	1,534	0	1,457	0
Common stock dividend			57,100	0
Change in dividends declared but not yet paid	(7,542)	1,728	5,148	451
Series A Preferred Stock
Cash flows from financing activities:
Preferred Stock redemptions	0	(19,000)	(19,000)	(25,100)
Dividends paid to Preferred Stock	0	(794)	(794)	(4,809)
Series B Preferred Stock
Cash flows from financing activities:
Proceeds from the issuance of preferred stock, net	18,541	7,520	22,354	8,472
Preferred Stock redemptions	(10,182)	0	(138)	0
Dividends paid to Preferred Stock	(1,258)	(615)	(1,797)	(305)
Series C Preferred Stock
Cash flows from financing activities:
Proceeds from the issuance of preferred stock, net	0	56,000	56,000	0
Preferred Stock redemptions			(56,000)	0
Dividends paid to Preferred Stock	0	(2,041)	$ (4,480)	$ 0
Series D Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from the issuance of preferred stock, net	37,768	0
Preferred Stock redemptions	(37,780)	0
Dividends paid to Preferred Stock	$ (3,022)	$ 0